Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management and Fair Values [Abstract]
Schedule of capital risk
	December 31, 2017	December 31, 2016
Total borrowing	1,609,930	1,513,623
Less: cash and cash equivalents	(26,050,456)	(24,576,341)
Net debt	(24,443,526)	(23,062,718)
Total equity	74,027,196	83,402,126
Total capital	49,583,670	60,339,408
Gearing ratio	(33)%	(28)%

Schedule of liquidity risk

As at December 31, 2017

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,606,930	-	1,606,930
Trade and other payables	5,451,830	-	5,521,442
Related parties payables	154,137	-	154,137
Income tax payable	-	-	-
Total	7,212,897	-	7,282,509

As at December 31, 2016

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,535,053	-	1,535,053
Trade and other payables	4,774,628	-	4,774,628
Related parties payables	1,150,129	-	1,150,129
Income tax payable	258,259	-	258,259
Total	7,718,069	-	7,718,069

Schedule of recurring fair value measurements
	December 31, 2017 Level 2	December 31, 2016 Level 2
Recurring far value measurements
Liabilities:
Warrant liabilities	-	-
	-	-